VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Asset-Backed Securities—1.4%
Collateralized Loan Obligations—1.4%
Mountain View CLO XVI Ltd. 2022-1A, ERR (3 month Term SOFR + 6.430%, Cap N/A, Floor 6.430%) 144A 10.102%, 3/15/38(1)(2)	$10,975	$10,234
Mountain View CLO XVII Ltd. 2023-1A, D2R (3 month Term SOFR + 4.500%, Cap N/A, Floor 4.500%) 144A 8.172%, 10/15/38(1)(2)	5,110	5,146
		15,380

Total Asset-Backed Securities (Identified Cost $15,877)		15,380

Corporate Bonds and Notes—2.6%
Communication Services—0.9%
Cable One, Inc. 144A 4.000%, 11/15/30(1)	3,000	2,089
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	2,000	1,898
144A 4.250%, 2/1/31(1)	2,000	1,823
Discovery Global Holdings, Inc. 4.279%, 3/15/32	3,757	3,318
Gray Media, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,543
		10,671

Consumer Discretionary—0.1%
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	885	882
Energy—0.1%
Transocean International Ltd. 7.500%, 4/15/31	1,000	1,022
Financials—0.1%
Consolidated Energy Finance S.A. 144A 12.000%, 2/15/31(1)	1,660	1,635
Health Care—0.7%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	2,500	2,404
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	5,500	4,640
Tenet Healthcare Corp. 4.375%, 1/15/30	1,090	1,056
		8,100

Industrials—0.2%
TMS International Corp. 144A 6.250%, 4/15/29(1)	2,435	2,350
	Par Value	Value

Information Technology—0.3%
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	$3,089	$2,981
Materials—0.2%
Magnera Corp.
144A 4.750%, 11/15/29(1)	1,000	903
144A 7.250%, 11/15/31(1)	1,000	925
		1,828

Total Corporate Bonds and Notes (Identified Cost $30,264)		29,469

Leveraged Loans—91.5%
Aerospace—4.6%
Cobham Ultra Seniorco S.a.r.l. (6 month Term SOFR + 4.178%) 7.791%, 8/3/29(2)	4,663	4,671
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 5.668%, 10/31/31(2)	3,639	3,637
Tranche B-2 (1 month Term SOFR + 2.000%) 5.668%, 10/31/31(2)	1,384	1,383
HDI Aerospace Intermediate Holding Iii Corp. (3 month Term SOFR + 3.750%) 7.400%, 2/11/32(2)	7,491	7,496
Onesky Flight LLC (1 month Term SOFR + 2.750%) 6.428%, 2/4/33(2)	4,020	4,005
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.700%, 3/18/30(2)	9,562	9,539
TransDigm Tranche M (1 month Term SOFR + 2.500%) 6.168%, 8/19/32(2)	1,920	1,920
TransDigm, Inc.
Tranche J (1 month Term SOFR + 2.500%) 6.168%, 2/28/31(2)	1,862	1,862
Tranche K (1 month Term SOFR + 2.250%) 5.918%, 3/22/30(2)	4,980	4,979
Tranche L (1 month Term SOFR + 2.500%) 6.168%, 1/19/32(2)	7,452	7,449
Vertex Aerospace Services Corp. 2023 (1 month Term SOFR + 2.250%) 5.918%, 12/6/30(2)	4,895	4,894
		51,835

	Par Value	Value

Chemicals—5.7%
ARC Falcon I, Inc.
(1 month Term SOFR + 3.600%) 7.268%, 9/29/28(2)	$6,673	$6,608
(1 month Term SOFR + 7.100%) 10.768%, 9/30/29(2)	7,904	7,351
Tranche B 0.000%, 4/1/33(2)(3)	9,325	8,521
Bakelite U.S. Holdco, Inc. (3 month Term SOFR + 3.750%) 7.450%, 12/23/31(2)	5,016	4,834
Chemours Co. (The) Tranche B-4 (1 month Term SOFR + 3.500%) 7.168%, 10/15/32(2)	5,339	5,292
Consolidated Energy Finance S.A. 2024 (3 month Term SOFR + 4.500%) 8.198%, 11/15/30(2)	2,690	2,571
Hexion Holdings Corp. Second Lien (1 month Term SOFR + 7.538%) 11.205%, 3/15/30(2)	1,952	1,810
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.918%, 2/19/30(2)	12,069	10,479
Ineos Quattro Holdings UK Ltd. 2031, Tranche B (1 month Term SOFR + 4.250%) 7.918%, 10/7/31(2)	777	546
Ineos U.S. Finance LLC 2031 (1 month Term SOFR + 3.000%) 6.668%, 2/7/31(2)	6,389	5,469
Ineos U.S. Petrochem LLC Tranche B (1 month Term SOFR + 4.350%) 8.018%, 4/2/29(2)	3,680	2,861
Natgasoline LLC 2025, Tranche B (3 month Term SOFR + 5.500%) 9.173%, 3/29/30(2)	3,835	3,850
Pasadena Performance Products LLC 2025 (3 month Term SOFR + 3.250%) 6.950%, 2/27/32(2)	4,006	3,966
		64,158

Communication Services—0.2%
DMS Purchaser LLC (1 month Term SOFR + 7.500%) 11.168%, 2/28/30(2)(4)	1,703	1,714
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Consumer Durables—1.0%
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.950%, 9/13/32(2)	$2,763	$2,767
Weber-Stephen Products LLC Tranche B (2 month Term SOFR + 3.750%) 7.411%, 10/1/32(2)	4,310	4,204
White Cap Supply Holdings LLC Tranche D (1 month Term SOFR + 3.500%) 7.168%, 2/10/33(2)	4,510	4,281
		11,252

Consumer Non-Durables—1.3%
ABG Intermediate Holdings 2 LLC 2024 (1 month Term SOFR + 2.250%) 5.918%, 12/21/28(2)	4,419	4,407
Albion Financing 3 S.a.r.l. 2025, Tranche A (3 month Term SOFR + 3.000%) 6.664%, 5/21/31(2)	3,691	3,685
American Greetings Corp. Tranche C (1 month Term SOFR + 5.750%) 9.418%, 10/30/29(2)	2,988	2,976
Varsity Brands, Inc. (3 month Term SOFR + 2.750%) 6.450%, 8/26/31(2)	3,722	3,702
		14,770

Energy—5.7%
Brazos Delaware II LLC 2025, Tranche B-2 (1 month Term SOFR + 2.500%) 6.176%, 2/11/30(2)	4,368	4,374
Colossus Acquireco LLC Tranche B (3 month Term SOFR + 1.750%) 5.430%, 7/30/32(2)	3,582	3,567
CPPIB OVM Member U.S. LLC (3 month Term SOFR + 2.250%) 5.950%, 8/20/31(2)	4,113	4,108
Deep Blue Operating I LLC (1 month Term SOFR + 2.750%) 6.421%, 10/1/32(2)	2,975	2,982
Emg Utica Midstream Holdings LLC (3 month Term SOFR + 3.500%) 7.200%, 4/1/30(2)	3,445	3,454
Fr Br Holdings LLC (3 month Term SOFR + 4.250%) 7.950%, 10/9/30(2)	2,935	2,935
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.893%, 2/11/33(2)	5,875	5,870
	Par Value	Value

Energy—continued
Goodnight Water Solutions Holdings LLC (1 month Term SOFR + 4.000%) 7.668%, 6/4/29(2)	$10,302	$10,289
NGL Energy Operating LLC (1 month Term SOFR + 3.500%) 7.176%, 3/11/33(2)	4,035	4,035
Par Petroleum LLC (3 month Term SOFR + 3.250%) 6.933%, 2/28/30(2)	5,713	5,708
Rockpoint Gas Storage Partners LP (3 month Term SOFR + 2.500%) 6.200%, 9/18/31(2)	8,166	8,175
Third Coast Infrastructure LLC 2025 (1 month Term SOFR + 3.750%) 7.418%, 9/25/30(2)	7,907	7,947
		63,444

Financials—14.5%
Aretec Group, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 6.668%, 8/9/30(2)	5,426	5,352
Asurion LLC
Tranche B-13 (1 month Term SOFR + 4.250%) 7.918%, 9/19/30(2)	17,800	17,574
Tranche B-4 (1 month Term SOFR + 5.364%) 9.032%, 1/20/29(2)	3,266	3,242
Blackhawk Network Holdings, Inc. Tranche B-2 (1 month Term SOFR + 3.500%) 7.168%, 3/12/29(2)	4,225	4,164
Blackstone Mortgage Trust, Inc. Tranche B-9 (1 month Term SOFR + 2.500%) 6.168%, 12/10/30(2)	2,694	2,688
Brookfield Property REIT, Inc. 2025 (1 month Term SOFR + 3.500%) 7.168%, 5/28/30(2)	3,881	3,890
CFC Bidco 2022 Ltd. (3 month Term SOFR + 3.500%) 7.161%, 7/1/32(2)	5,322	5,069
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 5.700%, 10/31/31(2)	6,463	6,467
DRW Holdings LLC 2024 (1 month Term SOFR + 3.500%) 7.168%, 6/26/31(2)	9,885	9,687
EIG Management Co. LLC Tranche B (1 month Term SOFR + 5.000%) 8.668%, 5/17/29(2)	4,407	4,363
	Par Value	Value

Financials—continued
Finco I LLC 2025 (1 month Term SOFR + 1.750%) 5.418%, 6/27/29(2)	$4,823	$4,682
First Eagle Holdings, Inc. (3 month Term SOFR + 3.500%) 7.200%, 8/16/32(2)	6,573	6,471
FNZ Group Entities Ltd. (2 month Term SOFR + 5.000%) 8.663%, 11/5/31(2)	6,137	4,831
Franklin Square Holdings LP 2024, Tranche B (1 month Term SOFR + 2.250%) 5.918%, 4/25/31(2)	7,836	6,543
HighTower Holding LLC (2 month Term SOFR + 2.750%) 6.413%, 2/3/32(2)	4,905	4,847
Hudson River Trading LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.175%, 3/18/30(2)	7,066	7,030
Jane Street Group LLC (3 month Term SOFR + 2.000%) 5.673%, 12/15/31(2)	5,995	5,879
Jump Financial LLC Tranche B-1 (3 month Term SOFR + 3.500%) 7.200%, 2/26/32(2)	3,426	3,422
Jupiter Borrower, Inc. Tranche B 0.000%, 3/25/33(2)(3)	3,550	3,541
Lendingtree, Inc. Tranche B (1 month Term SOFR + 4.250%) 7.918%, 8/21/30(2)	9,486	9,296
Neon Maple Purchaser, Inc. Tranche B-1 (1 month Term SOFR + 2.500%) 6.168%, 11/17/31(2)	6,499	6,359
Nexus Buyer LLC (1 month Term SOFR + 3.500%) 7.168%, 7/31/31(2)	7,670	7,360
Osaic Holdings, Inc. Tranche B-1 (3 month Term SOFR + 2.500%) 6.200%, 7/30/32(2)	5,005	4,907
Pac Dac LLC (1-3 month Term SOFR + 3.250%) 6.907% - 6.917%, 10/28/30(2)	3,726	3,665
Superannuation & Investments U.S. LLC Tranche B (1 month Term SOFR + 2.500%) 6.168%, 12/1/28(2)	4,872	4,865
Synechron Holdings, Inc. (3 month Term SOFR + 3.750%) 7.450%, 10/3/31(2)	4,217	3,853
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
VFH Parent LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.168%, 6/21/31(2)	$3,310	$3,304
WH Borrower LLC Tranche B (3 month Term SOFR + 4.500%) 8.156%, 2/20/32(2)	8,573	8,566
		161,917

Food / Tobacco—3.2%
Aspire Bakeries Holdings LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.668%, 12/23/30(2)	3,267	3,267
Froneri International Ltd. Tranche B-6 (6 month Term SOFR + 2.250%) 5.877%, 9/30/32(2)	4,105	4,021
Golden State Foods LLC 2026 (3 month Term SOFR + 3.500%) 7.200%, 12/4/31(2)	2,995	2,995
Nourish Buyer I, Inc. 2026 (1 month Term SOFR + 4.000%) 7.669%, 7/9/32(2)	2,844	2,846
Pfi Lower Midco LLC (1 month Term SOFR + 4.000%) 7.668%, 12/1/32(2)	2,673	2,678
Primary Products Finance LLC 2024, Tranche B (3 month Term SOFR + 3.250%) 6.896%, 4/1/29(2)	4,183	4,149
Red SPV LLC (1 month Term SOFR + 2.250%) 5.925%, 3/15/32(2)	3,375	3,366
Savor Acquisition, Inc. Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.667%, 2/19/32(2)	3,351	3,352
Sazerac Co., Inc. Tranche B-2 (1 month Term SOFR + 2.000%) 5.670%, 7/9/32(2)	3,207	3,203
Treehouse Foods, Inc. (1 month Term SOFR + 4.250%) 7.918%, 2/4/33(2)	3,145	3,127
Triton Water Holdings, Inc. 2026 0.000%, 3/19/31(2)(3)	3,075	3,078
		36,082

Food and Drug—0.8%
Opal Bidco SAS 2025, Tranche B-4, First Lien (3 month Term SOFR + 3.000%) 6.700%, 4/28/32(2)	8,413	8,404
	Par Value	Value

Forest Prod / Containers—2.3%
Ahlstrom Holding 3 Oy
Tranche B (3 month Term SOFR + 4.262%) 7.961%, 2/4/28(2)	$6,000	$5,931
Tranche B-1 (3 month Term SOFR + 4.512%) 8.211%, 5/23/30(2)	1,171	1,158
Clydesdale Acquisition Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 3.250%) 6.918%, 4/1/32(2)	3,909	3,641
Pregis Topco LLC (1 month Term SOFR + 4.000%) 7.668%, 2/1/29(2)	3,652	3,645
Schweitzer-Mauduit International, Inc.
Tranche B 0.000%, 3/30/33(2)(3)	3,335	3,202
Tranche B (1 month Term SOFR + 3.864%) 7.532%, 4/20/28(2)	3,664	3,655
Verde Purchaser LLC (3 month Term SOFR + 4.000%) 7.700%, 11/29/30(2)	4,157	4,032
		25,264

Gaming / Leisure—6.0%
Allwyn Entertainment Financing U.S. LLC
Tranche B (2 month Term SOFR + 2.000%) 5.667%, 6/2/31(2)	6,955	6,730
Tranche B (3 month Term SOFR + 2.500%) 6.165%, 11/24/32(2)	5,885	5,767
Bingo Holdings I LLC (3 month Term SOFR + 4.750%) 8.450%, 6/30/32(2)	5,164	5,025
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 8.417%, 3/29/32(2)	4,800	4,863
GBT U.S. III LLC 2026, Tranche B (3 month Term SOFR + 2.000%) 5.668%, 7/25/31(2)	3,261	3,189
Kingpin Intermediate Holdings LLC 2025, Tranche B, First Lien (1 month Term SOFR + 3.250%) 6.918%, 9/22/32(2)	4,544	4,127
Oak-Eagle Acquireco, Inc. Tranche B 0.000%, 3/24/33(2)(3)	5,980	5,943
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 7.950%, 8/1/30(2)	3,857	3,606
	Par Value	Value

Gaming / Leisure—continued
Oravel Stays Private Ltd. Tranche B (3 month Term SOFR + 8.000%) 11.711%, 12/20/29(2)	$8,777	$8,908
Sabre GLBL, Inc.
2025, Tranche B-1 (1 month Term SOFR + 6.350%) 10.018%, 7/30/29(2)	6,556	5,122
2025, Tranche B-2 (1 month Term SOFR + 6.350%) 10.018%, 7/30/29(2)	1,689	1,317
TripAdvisor, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.418%, 7/8/31(2)	4,002	3,782
Turquoise Topco Ltd. (3 month Term SOFR + 3.250%) 6.951%, 12/30/32(2)	3,505	3,389
Voyager Parent LLC 2026, Tranche B (3 month Term SOFR + 4.250%) 7.950%, 7/1/32(2)	5,204	5,163
		66,931

Health Care—3.5%
AHP Health Partners, Inc. 2025, Tranche B (1 month Term SOFR + 2.250%) 5.918%, 9/20/32(2)	3,182	3,183
Hologic, Inc. Tranche B 0.000%, 1/14/33(2)(3)	8,865	8,754
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.422%, 5/16/31(2)	11,792	11,789
Tranche B-2 (3 month Term SOFR + 3.500%) 7.152%, 5/16/31(2)	2,534	2,530
Medical Solutions Holdings, Inc. (3 month Term SOFR + 3.600%) 7.267%, 11/1/28(2)	6,336	1,257
Physician Partners LLC
Tranche B-1, PIK (3 month Term SOFR + 4.000%) 7.850%, 12/31/29(2)(5)	3,257	2,177
Tranche C, PIK (3 month Term SOFR + 5.650%) 9.350%, 12/31/30(2)(5)	2,053	835
Select Medical Corp. Tranche B 0.000%, 12/31/31(2)(3)	3,130	3,118
Team Health Holdings, Inc. (3 month Term SOFR + 4.000%) 7.661%, 6/30/28(2)	5,799	5,770
		39,413

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Housing—0.7%
Quikrete Holdings, Inc. Tranche B-3 (1 month Term SOFR + 2.250%) 5.918%, 2/10/32(2)	$4,935	$4,923
Smyrna Ready Mix Concrete LLC 2025 (1 month Term SOFR + 3.000%) 6.668%, 4/2/29(2)	3,391	3,384
		8,307

Information Technology—9.8%
Adeia, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.168%, 6/8/28(2)	5,738	5,724
Ahead DB Holdings LLC Tranche B-2 (3 month Term SOFR + 2.500%) 6.200%, 2/1/31(2)	4,554	4,482
BMC Software 2031 (3 month Term SOFR + 3.000%) 6.673%, 7/30/31(2)	6,932	6,410
Cloud Software Group, Inc.
Tranche B (3 month Term SOFR + 3.250%) 6.950%, 8/13/32(2)	6,377	5,815
Tranche B-2 (3 month Term SOFR + 3.250%) 6.950%, 3/21/31(2)	3,975	3,629
Clover Holdings 2 LLC (1 month Term SOFR + 4.000%) 7.676%, 12/9/31(2)	4,387	4,195
Creation Technologies, Inc. (3 month Term SOFR + 5.762%) 9.413%, 10/5/28(2)	6,899	6,769
Dayforce, Inc. (3 month Term SOFR + 3.000%) 6.661%, 2/4/33(2)	2,860	2,702
Ensono LP First Lien (1 month Term SOFR + 4.114%) 7.782%, 5/26/28(2)	4,906	4,547
Finastra USA, Inc. (3 month Term SOFR + 4.000%) 7.671%, 9/15/32(2)	7,190	6,741
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.450%, 10/7/32(2)	4,315	3,450
Leia Finco U.S. LLC (3 month Term SOFR + 3.250%) 6.898%, 10/9/31(2)	5,566	5,316
Magnite, Inc. (1 month Term SOFR + 3.000%) 6.668%, 2/6/31(2)	6,774	6,690
Mermaid Bidco, Inc. Tranche B (2 month Term SOFR + 3.250%) 6.913%, 7/3/31(2)	8,205	8,020
	Par Value	Value

Information Technology—continued
MKS Instruments, Inc. 2026, Tranche B (1 month Term SOFR + 1.750%) 5.414%, 2/4/33(2)	$3,000	$3,001
Modena Buyer LLC (3 month Term SOFR + 4.250%) 7.917%, 7/1/31(2)	4,351	3,893
Perforce Software, Inc.
(1 month Term SOFR + 4.750%) 8.418%, 3/21/31(2)	3,630	2,490
2024 (1 month Term SOFR + 4.750%) 8.418%, 7/2/29(2)	749	500
Rackspace Finance LLC First Lien (1 month Term SOFR + 2.864%) 6.544%, 5/15/28(2)	5,154	2,384
Red Planet Borrower LLC (1 month Term SOFR + 4.000%) 7.668%, 9/8/32(2)	2,987	2,917
Team Blue Finco S.a.r.l. (3 month Term SOFR + 3.250%) 6.950%, 7/12/32(2)	2,973	2,831
Thryv, Inc. (1 month Term SOFR + 6.750%) 10.418%, 5/1/29(2)	1,104	1,081
UKG, Inc. Tranche B 0.000%, 2/10/31(2)(3)	3,990	3,807
Ultra Clean Holdings, Inc. (1 month Term SOFR + 2.750%) 6.418%, 2/25/28(2)	486	486
Vantor Holdings, Inc. (6 month Term SOFR + 4.500%) 8.118%, 3/3/33(2)	7,505	7,345
Virtusa Corp. Tranche B-2 (1 month Term SOFR + 3.250%) 6.918%, 2/15/29(2)	4,097	3,672
		108,897

Manufacturing—2.7%
A-Ag U.S. Gsi Bidco, Inc. (3 month Term SOFR + 5.000%) 8.700%, 10/31/31(2)	5,247	5,221
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 2.250%) 5.917% - 5.923%, 8/19/31(2)	2,600	2,596
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.168%, 11/3/31(2)	2,992	2,987
	Par Value	Value

Manufacturing—continued
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 6.921%, 9/30/31(2)	$3,444	$2,992
Gibraltar Industries, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.915% - 5.926%, 2/2/33(2)	3,936	3,912
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 7.923%, 11/4/31(2)	3,513	3,360
Lippert Components, Inc. 2025, Tranche B (1 month Term SOFR + 2.250%) 5.918%, 3/25/32(2)	2,400	2,394
Lsf12 Crown U.S. Commercial Bidco LLC 2026 (1 month Term SOFR + 3.000%) 6.668%, 12/2/31(2)	3,300	3,300
U.S. Metalco Holdings LLC (3 month Term SOFR + 3.000%) 6.656%, 12/20/32(2)	3,330	3,338
		30,100

Media / Telecom - Broadcasting—1.7%
DIRECTV Financing LLC
2024, Tranche B (3 month Term SOFR + 5.512%) 9.178%, 8/2/29(2)	4,425	4,431
2025, Tranche B (3 month Term SOFR + 5.500%) 9.167%, 2/17/31(2)	2,778	2,777
Nexstar Media, Inc.
Tranche B-5 (1 month Term SOFR + 2.500%) 6.168%, 6/28/32(2)	3,274	3,235
Tranche B-7 (1 month Term SOFR + 2.750%) 6.402%, 3/18/33(2)	2,435	2,406
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.282%, 1/31/29(2)	6,647	6,577
		19,426

Media / Telecom - Cable/Wireless Video—3.8%
Cable One, Inc. Tranche B-4 (1 month Term SOFR + 2.114%) 5.782%, 5/3/28(2)	1,553	1,451
Charter Communications Operating LLC
Tranche B-4 (3 month Term SOFR + 2.000%) 5.661%, 12/7/30(2)	4,677	4,670
Tranche B-5 (3 month Term SOFR + 2.250%) 5.911%, 12/15/31(2)	5,986	5,983
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.918%, 9/18/30(2)	$3,413	$3,228
Coral-U.S. Co-Borrower LLC
Tranche B-6 (1 month Term SOFR + 3.114%) 6.787%, 10/15/29(2)	5,000	4,963
Tranche B-7 (3 month Term SOFR + 3.250%) 6.922%, 1/31/32(2)	5,035	4,940
Telenet Financing USD LLC Tranche AR (1 month Term SOFR + 2.114%) 5.787%, 4/30/28(2)	8,225	8,114
Virgin Media Bristol LLC
Tranche Q (1 month Term SOFR + 3.364%) 7.037%, 1/31/29(2)	4,000	3,846
Tranche Y (6 month Term SOFR + 3.275%) 7.052%, 3/31/31(2)	5,628	5,118
		42,313

Media / Telecom - Diversified Media—2.8%
AP Core Holdings II LLC
Tranche B-1 (3 month Term SOFR + 5.762%) 9.428%, 9/1/27(2)	5,338	5,188
Tranche B-2 (3 month Term SOFR + 5.762%) 9.428%, 9/1/27(2)	6,917	6,724
Banijay Entertainment SAS Tranche B-3 (1 month Term SOFR + 2.750%) 6.417%, 3/1/28(2)	3,550	3,550
Cengage Learning, Inc. (1-3 month Term SOFR + 3.000%) 6.669% - 6.676%, 3/24/31(2)	4,396	4,297
Digital Media Solutions Tranche B, PIK (1 month Term SOFR + 1.000%) 5.307%, 5/25/26(2)(4)(5)	351	—
Digital Media Solutions LLC PIK (1 month Term SOFR + 11.114%) 15.426%, 5/25/26(4)(5)(6)	3,904	—
Neptune Bidco U.S., Inc. 2026, Tranche B (1 month Term SOFR + 5.100%) 8.760%, 1/28/33(2)	8,600	8,196
	Par Value	Value

Media / Telecom - Diversified Media—continued
Wasserman Media Group LLC Tranche B (1 month Term SOFR + 2.500%) 6.168%, 6/23/32(2)	$2,992	$2,970
		30,925

Media / Telecom - Telecommunications—3.9%
Altice Financing S.A. 2022 (3 month Term SOFR + 5.000%) 8.672%, 10/31/27(7)	4,934	3,568
Crown Subsea Communications Holding, Inc. 2026 (1 month Term SOFR + 3.000%) 6.668%, 1/30/31(2)	8,910	8,926
Level 3 Financing, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 6.918%, 3/29/32(2)	9,635	9,625
Voyage Digital NZ Ltd. (3 month Term SOFR + 3.250%) 6.902%, 5/11/29(2)	3,800	3,809
Zacapa S.a.r.l. (3 month Term SOFR + 3.750%) 7.450%, 3/22/29(2)	17,239	17,170
		43,098

Media / Telecom - Wireless Communications—1.8%
Connect U.S. Finco LLC (1 month Term SOFR + 4.500%) 8.168%, 9/27/29(2)	8,733	8,740
Venga Finance S.a.r.l. 2025 (3 month Term SOFR + 4.012%) 7.684%, 6/28/29(2)	7,383	7,344
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.289%, 5/30/30(2)	4,105	4,104
		20,188

Metals / Minerals—1.1%
AMG Advanced Metallurgical Group N.V. 2021 (1 month Term SOFR + 3.614%) 7.282%, 11/30/28(2)	6,461	6,434
Oxbow Carbon LLC Tranche B (1 month Term SOFR + 3.500%) 7.168%, 5/10/30(2)	5,960	5,937
		12,371

	Par Value	Value

Retail—2.0%
Boots Group Finco LP (3 month Term SOFR + 3.250%) 6.924%, 8/30/32(2)	$3,731	$3,740
Peer Holding III B.V. Tranche B-8 (3 month Term SOFR + 2.250%) 5.950%, 9/29/32(2)	3,000	2,970
Restoration Hardware, Inc.
(1 month Term SOFR + 2.614%) 6.282%, 10/20/28(2)	1,885	1,832
2022 (1 month Term SOFR + 3.350%) 7.018%, 10/20/28(2)	3,409	3,382
Rising Tide Holdings, Inc. Tranche C, PIK (3 month Term SOFR + 7.250%) 10.961%, 9/12/28(2)(4)(5)	676	62
Vestis Corp. Tranche B-1 (3 month Term SOFR + 2.250%) 5.923%, 2/22/31(2)	6,231	5,998
Victra Holdings LLC (3 month Term SOFR + 3.750%) 7.450%, 3/29/29(2)	4,119	4,057
		22,041

Service—7.6%
Apex Group Treasury Ltd. Tranche B (3 month Term SOFR + 3.500%) 7.166%, 2/27/32(2)	5,489	4,986
Belfor Holdings, Inc. Tranche B-5 (1 month Term SOFR + 2.750%) 6.418%, 11/1/30(2)	6,673	6,677
Camelot U.S. Acquisition I Co.
(1 month Term SOFR + 3.250%) 6.918%, 1/31/31(2)	1,965	1,701
Tranche B-1 (1 month Term SOFR + 2.750%) 6.418%, 1/31/31(2)	2,515	2,165
First Advantage Holdings LLC Tranche B (3 month Term SOFR + 2.750%) 6.450%, 10/31/31(2)	4,556	4,428
Inmar, Inc. 2025, First Lien (3 month Term SOFR + 4.500%) 8.167% - 8.200%, 10/30/31(2)	4,284	4,094
Inspired Education U.S. Holdings, Inc. Tranche B-7 (3 month Term SOFR + 2.750%) 6.418%, 2/28/31(2)	3,280	3,270
Lakeland Tours LLC Tranche A 9.000%, 3/29/30(4)	54	11
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Service—continued
LSF11 Trinity Bidco, Inc. 2025, Tranche B (1 month Term SOFR + 2.500%) 6.181%, 6/14/30(2)	$6,545	$6,520
Mister Car Wash Holdings, Inc. 2024 (1 month Term SOFR + 2.250%) 5.918%, 3/27/31(2)	3,511	3,464
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.200%, 11/24/28(2)	4,507	4,111
Nielsen Consumer, Inc. 2025 (1 month Term SOFR + 2.250%) 5.918%, 10/31/30(2)	6,317	6,223
Pitney Bowes, Inc. Tranche B (3 month Term SOFR + 3.750%) 7.450%, 3/19/32(2)	9,207	9,130
Priority Holdings LLC 2025 (1 month Term SOFR + 3.750%) 7.418%, 7/30/32(2)	8,679	8,435
Prometric Holdings, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.418%, 6/25/32(2)	2,985	2,968
Soliant Lower Intermediate LLC (3 month Term SOFR + 3.750%) 7.376%, 7/18/31(2)	5,673	4,198
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 6.418%, 2/10/29(2)	3,822	3,741
Summer BC Bidco B LLC Tranche B (3 month Term SOFR + 5.000%) 8.960%, 2/15/29(2)	6,461	5,486
Wash Multifamily Parent, Inc. Tranche B (1 month Term SOFR + 3.250%) 6.918%, 9/10/32(2)	3,745	3,751
		85,359

Transportation - Automotive—1.2%
American Axle & Manufacturing, Inc. Tranche B (1-3 month Term SOFR + 3.000%) 6.662% - 6.670%, 12/12/29(2)	5,233	5,217
Autokiniton U.S. Holdings, Inc. 2024, Tranche B (1 month Term SOFR + 4.114%) 7.782%, 4/6/28(2)	7,987	7,871
		13,088

	Par Value	Value

Transportation - Land Transportation—0.5%
AIT Worldwide Logistics, Inc. 2025, Tranche B (3 month Term SOFR + 4.000%) 7.669%, 4/8/30(2)	$2,617	$2,619
Clue Opco LLC Tranche B (3 month Term SOFR + 4.500%) 8.167%, 12/19/30(2)	3,599	3,492
		6,111

Transportation - Shipping—0.3%
Stonepeak Nile Parent LLC First Lien (3 month Term SOFR + 2.250%) 5.917%, 4/9/32(2)	3,097	3,089
Utilities—2.8%
Bayonne Energy Center LLC (3 month Term SOFR + 3.000%) 6.700%, 9/22/32(2)	3,687	3,686
Eastern Power LLC Tranche B (1 month Term SOFR + 4.750%) 8.418%, 4/3/29(2)	4,056	4,057
Hunterstown Generation LLC (3 month Term SOFR + 3.000% - 3 month PRIME + 2.000%) 6.700% - 8.750%, 11/6/31	4,256	4,255
Invenergy Thermal Operating I LLC
Tranche B (3 month Term SOFR + 2.750%) 6.370% - 6.380%, 5/17/32(2)	2,134	2,135
Tranche C (3 month Term SOFR + 2.750%) 6.370% - 6.380%, 5/17/32(2)	135	135
Lackawanna Energy Center LLC Tranche B 0.000%, 8/5/32(2)(3)	4,924	4,922
MRP Buyer LLC
(3 month Term SOFR + 3.250%) 6.950%, 5/24/32(2)	6,431	6,423
(3 month Term SOFR + 3.250%) 6.950%, 6/4/32(2)	493	493
Talen Energy Supply LLC
2024, Tranche B (3 month Term SOFR + 2.500%) 6.153%, 12/12/31(2)	1,812	1,814
Tranche B (3 month Term SOFR + 2.500%) 6.153%, 5/17/30(2)	2,896	2,898
		30,818

Total Leveraged Loans (Identified Cost $1,051,931)		1,021,315

	Shares	Value
Common Stocks—1.0%
Communication Services—0.0%
Digital Media Solutions(4)(8)	14,839	$311
Consumer Discretionary—0.0%
West Marine(4)(8)	44,603	—
Worldstrides(8)	3,991	— (9)
		— (9)

Financials—0.0%
Copper Property CTL Pass Through Trust(4)	17,816	193
Information Technology—0.0%
Bright Bidco(4)(8)	26,953	9
Real Estate—0.0%
Altisource Portfolio Solutions S.A.(8)	2,926	19
Utilities—1.0%
Longview Intermediate Holdings LLC(4)(8)	265,938	10,372
Total Common Stocks (Identified Cost $3,050)		10,904

Warrant—0.0%
Consumer Discretionary—0.0%
West Marine, 06/01/29(4)(8)	5,583	—
Total Warrant (Identified Cost $—)		—

Affiliated Exchange-Traded Fund—0.0%
Financials—0.0%
Virtus SEIX AAA Private Credit CLO ETF(10)(11)	24,000	597
Total Affiliated Exchange-Traded Fund (Identified Cost $599)		597

Total Long-Term Investments—96.5% (Identified Cost $1,101,721)		1,077,665

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 3.520%)(11)	948,834	$949
Total Short-Term Investment (Identified Cost $949)		949

TOTAL INVESTMENTS—96.6% (Identified Cost $1,102,670)		$1,078,614
Other assets and liabilities, net—3.4%		37,638
NET ASSETS—100.0%		$1,116,252

Abbreviations:
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
REIT	Real Estate Investment Trust
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At March 31, 2026, these
securities amounted to a value of $39,453 or 3.5%
of net assets.

(2)
Variable rate security. Rate disclosed is as of
March 31, 2026. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread
but are determined by the issuer or agent and are
based on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(3)	This loan will settle after March 31, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(6)	Security in default; no interest payments are being received.
(7)	Security in default; interest payments are being received.
(8)	Non-income producing.
(9)	Amount is less than $500 (not in thousands).
(10)	Affiliated investment.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
Luxembourg	4
Canada	2
Cayman Islands	2
Netherlands	1
Singapore	1
Total	100%
† % of total investments as of March 31, 2026.
As of March 31, 2026, the Fund had the following unfunded loan commitment:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
First Eagle Holdings, Inc., 8/16/32	$1,125	$1,117	$1,108	$(9)
MRP Buyer LLC, 6/04/32	327	324	326	3
Savor Acquisition, Inc., 2/19/32	318	319	319	(1)
Total	$1,770	$1,760	$1,753	$(7)
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$15,380	$—	$15,380	$—
Corporate Bonds and Notes	29,469	—	29,469	—
Leveraged Loans	1,021,315	—	1,019,528	1,787
Equity Securities:
Common Stocks	10,904	19	—	10,885
Warrant	—	—	—	—
Affiliated Exchange-Traded Fund	597	597	—	—
Money Market Mutual Fund	949	949	—	—
Other Financial Instruments:
Unfunded Loan Commitments*	(7)	—	(7)	—
Total Investments	$1,078,607	$1,565	$1,064,370	$12,672

*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $6,439 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Leveraged Loans	Common stock	Warrants
Investments in Securities
Balance as of December 31, 2025:	$20,069	$9,108 (a)	$10,961 (a)	$— (a)
Accrued discount/(premium)	54	54	—	—
Net realized gain (loss)	(59)	(59)	—	—
Net change in unrealized appreciation (depreciation)(b)	(961)	(885)	(76)	—
Purchases	39	39	—	—
Sales(c)	(31)	(31)	—	—
Transfers from Level 3(d)	(6,439)	(6,439)	—	—
Balance as of March 31, 2026	$12,672	$1,787 (a)	$10,885 (a)	$— (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2026, was $80.
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of March 31, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2026:
Investments in Securities – Assets	Ending Balance at March 31, 2026	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stocks:
Digital Media Solutions, Inc.	$311	Market and Company Comparables	EV Multiples	0.60x (0.45x - 1.57x)	Increase
				5.12x (3.43x - 8.34x)
		Illiquidity Discount		30.00%	Decrease
West Marine	$—	Market and Company Comparables	EV Multiples	0.54x (0.22x - 1.23x)	Increase
				7.27x (5.64x - 14.57x)
				0.63x (0.29x - 1.24x)
		Illiquidity Discount		30.00%	Decrease

Warrant:
West Marine	$—	Black-Scholes Model	Volatility	56.30% (49.16% - 60.71%)	Increase

Leveraged Loans:
Digital Media Solutions, Inc.	$—	Discounted cash flows	Discount rate	7.31% (6.81% - 7.81%)	Decrease

Rising Tide Holdings Inc.	$62	Discounted cash flows	Discount rate	27.71% (27.21% - 28.21%)	Decrease
				9.86x (-24.03x-32.90x)

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.